Pension schemes - Summary of average life expectancy assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Member currently aged sixty years average life expectancy | United Kingdom
Disclosure of defined benefit plans
Male average life expectancy	85 years	85 years	85 years
Female average life expectancy	88 years	89 years	89 years
Member currently aged sixty years average life expectancy | United States
Disclosure of defined benefit plans
Male average life expectancy	86 years	86 years	86 years
Female average life expectancy	88 years	88 years	88 years
Member currently aged forty five years average life expectancy | United Kingdom
Disclosure of defined benefit plans
Male average life expectancy	86 years	87 years	87 years
Female average life expectancy	90 years	90 years	90 years
Member currently aged forty five years average life expectancy | United States
Disclosure of defined benefit plans
Male average life expectancy	86 years	86 years	86 years
Female average life expectancy	89 years	89 years	89 years